Long-term Debt- Credit Agreements - Terms (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
Payment terms
Long-term debt	$ 1,055,045	$ 1,061,165	$ 1,055,045	$ 795,364
May 2014 First Lien
Payment terms
Frequency of periodic payment			quarterly
Principal payments			$ 2,025
Elective interest payments, monthly frequency			1 month
Elective interest payments, bi-monthly frequency			2 months
Elective interest payments, quarterly frequency			3 months
Elective interest payments, semi-annual frequency			6 months
Long-term debt	$ 792,167	$ 798,605	$ 792,167
May 2014 First Lien | Before Qualified IPO
Payment terms
Interest rate at end of period (as a percent)	4.50%	5.00%	4.50%
May 2014 Second Lien
Payment terms
Elective interest payments, monthly frequency			1 month
Elective interest payments, bi-monthly frequency			2 months
Elective interest payments, quarterly frequency			3 months
Elective interest payments, semi-annual frequency			6 months
May 2014 Second Lien | Before Qualified IPO
Payment terms
Interest rate at end of period (as a percent)	8.00%	8.00%	8.00%
ABR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Stated interest rate (as a percent)	2.00%		2.00%
ABR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Stated interest rate (as a percent)	2.00%		2.00%
LIBOR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Stated interest rate (as a percent)	1.00%		1.00%
LIBOR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Stated interest rate (as a percent)	1.00%		1.00%
Revolver | May 2014 Second Lien
Payment terms
Elective interest payments, monthly frequency			1 month
Elective interest payments, bi-monthly frequency			2 months
Elective interest payments, quarterly frequency			3 months
Elective interest payments, semi-annual frequency			6 months
Commitment fee on unused capacity (as a percentate)	0.375%	0.50%
Interest rate at end of period (as a percent)	4.00%	4.25%	4.00%
Letters of credit outstanding	$ 3,526	$ 150	$ 3,526
Long-term debt	$ 0	$ 0	$ 0
Revolver | May 2014 Second Lien | Minimum
Payment terms
Commitment fee on unused capacity (as a percentate)			0.375%
Revolver | May 2014 Second Lien | Maximum
Payment terms
Commitment fee on unused capacity (as a percentate)			0.50%
Alternate Base Rate | ABR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			2.50%
Alternate Base Rate | ABR Loans | May 2014 First Lien | After Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			2.25%
Alternate Base Rate | ABR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			6.00%
Alternate Base Rate | ABR Loans | May 2014 Second Lien | After Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			5.75%
Alternate Base Rate | Revolver | ABR Loans | May 2014 Second Lien | Minimum
Payment terms
Variable rate, basis spread (as a percent)			1.75%
Alternate Base Rate | Revolver | ABR Loans | May 2014 Second Lien | Maximum
Payment terms
Variable rate, basis spread (as a percent)			2.25%
LIBOR | ABR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			1.00%
LIBOR | ABR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			1.00%
LIBOR | LIBOR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			3.50%
LIBOR | LIBOR Loans | May 2014 First Lien | After Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			3.25%
LIBOR | LIBOR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			7.00%
LIBOR | LIBOR Loans | May 2014 Second Lien | After Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			6.75%
LIBOR | Revolver | ABR Loans | May 2014 Second Lien
Payment terms
Variable rate, basis spread (as a percent)			1.00%
LIBOR | Revolver | LIBOR Loans | May 2014 Second Lien
Payment terms
Stated interest rate (as a percent)	1.00%		1.00%
LIBOR | Revolver | LIBOR Loans | May 2014 Second Lien | Minimum
Payment terms
Variable rate, basis spread (as a percent)			2.75%
LIBOR | Revolver | LIBOR Loans | May 2014 Second Lien | Maximum
Payment terms
Variable rate, basis spread (as a percent)			3.25%
Federal Funds Effective Rate | ABR Loans | May 2014 First Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			0.50%
Federal Funds Effective Rate | ABR Loans | May 2014 Second Lien | Before Qualified IPO
Payment terms
Variable rate, basis spread (as a percent)			0.50%
Federal Funds Effective Rate | Revolver | ABR Loans | May 2014 Second Lien
Payment terms
Variable rate, basis spread (as a percent)			0.50%